Related party transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related party transactions [abstract]
Disclosure of Transactions between Related Parties
The remuneration to the board of directors and the Executive Committee members, who are the key management personnel of the Group, is set out below in aggregate for each of the required categories.

(EUR thousand)	For the financial year ended March 31
Remuneration to key management personnel	2025	2024	2023
Short-term employee benefits	7,987	8,884	5,592
Post-employment benefits	730	712	608
Share-based payment transactions	3,696	4,105	4,380
Total	12,413	13,701	10,580

(EUR thousand)	For the financial year ended March 31
Purchases of services from related parties	2025	2024	2023
Directors' fee	172	346	245
Total	172	346	245

(EUR thousand)	As of March 31
Liabilities to related parties	2025	2024
Liabilities to key management personnel:
Post-employment benefits liability	432	390
Share-based payment transactions	8,391	—
Warrants liabilities	10	15
Liabilities to shareholders:
Warrants liabilities	172	267
Total liabilities to related parties	9,005	672